SEGMENT INFORMATION	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

12. SEGMENT INFORMATION

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision marker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes.

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the period ended March 31, 2022
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$-	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net profit/(loss) before taxation	-	(1,433)	(22,852)	(24,285)

Total assets	$-	$562,368	$286,779	$849,147

	For the period ended March 31, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$10,629	$10,629
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(Loss) before taxation	-	(42)	10,580	10,538

Total assets	$-	$11,421	$292,901	$304,332

	For the period ended December 31, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$8,137	$8,137
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(Loss) before taxation	(87,800)	20,070	7,246	(60,484)

Total assets	$0	$563,141	$55,108	$618,249

	For the period ended December 31, 2020
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$511	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net loss before taxation	(18,031)	(87)	(240)	(18,369)

Total assets	$10	$2,245	$27,236	$29,491

12. SEGMENT INFORMATION

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision marker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes.

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the three months ended June 30, 2022
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$-	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net (loss)/profit before taxation	(2,661)	524	352	(1,785)

Total assets	$-	$184,652	$654,089	$838,741

	For the three months ended June 30, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$-	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net (loss)/profit before taxation	-	(432)	8,464	8,032

Total assets	$10	$34,136	$432,706	$466,852

	For the six months ended June 30, 2022
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$-	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net loss before taxation	(2,661)	(910)	(22,069)	(25,640)

Total assets	$-	$184,652	$654,089	$838,741

	For the six months ended June 30, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$19,078	$19,078
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net profit/(loss) before taxation	-	(474)	19,029	18,555

Total assets	$10	$34,136	$432,706	$466,852

12. SEGMENT INFORMATION

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision marker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes.

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the year ended December 31, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$8,137	$8,137
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(loss) before taxation	(87,800)	20,070	7,246	(60,484)

Total assets	$0	$563,141	$55,108	$618,249

	For the period ended December 31, 2020
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$511	$-
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net Profit/(loss) before taxation	(18,031)	(87)	(240)	(18,369)

Total assets	$10	$2,245	$27,236	$29,491